Taxes (Tables)	6 Months Ended
Mar. 31, 2023
Taxes
Summary of reconciliation of statutory rate to the Company's effective tax rate
	For the six months ended March 31,
	2023	2022
China Statutory income tax rate	25.0%	25.0%
Effect of PRC preferential tax rate and tax exemption	0.0%	(10.2)%
Research and development (“R&D”) tax credit	2.0%	(3.5)%
Effect of non-taxable government subsidy income	1.6%	(4.8)%
Non-PRC entities not subject to PRC tax	(10.5)%	9.8%
Change in valuation allowance	0.0%	(2.4)%
Others	(18.0)%	2.2%
Effective tax rate	0.0%	16.1%

Summary of provision for income tax
	For the six months ended March 31,
	2023	2022
Current income tax provision	$4,141	$221,506
Deferred income tax provision	-	(28,399)
Income tax provision	$4,141	$193,107